Submission	Dec. 12, 2025
Submission [Line Items]
Central Index Key	0001222333
Registrant Name	SPDR GOLD TRUST
Registration File Number	333-267520
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	SPDR GOLD TRUST
Street 1	C/O WORLD GOLD TRUST SERVICES, LLC
Street 2	685 THIRD AVENUE, SUITE 2702
City	NEW YORK
State or Country Code	NY
Zip Code	10017
Reporting FY End Date	Sep. 30, 2025
Offset Table N/A	N/A
Securities 424I N/A